OTHER LONG-TERM LIABILTIES	12 Months Ended
Dec. 31, 2024
Other Long Term Liabilties [Abstract]
OTHER LONG-TERM LIABILTIES
NOTE 14 - OTHER LONG-TERM LIABILTIES

Composition of other long-term liabilities, net of current maturities

	December 31,
	2024	2023
	US Dollars in thousands
Contingent consideration, see note 6 (*)	14,290	12,141
Deferred consideration, see note 6 (*)	1,844	-
Liability for forward contract for acquisitions (**)	-	1,485
Other	4,582	850
	20,716	14,476

(*)
With regards to liability for deferred and contingent payments as of December 31, 2024, the company recognized a deferred and contingent liabilities as part of the acquisitions of Retail Pro International LLC and VMtecnologia LTDA, see note 6.

(**)

1.
Put Option: The Company has issued a put option allowing for an additional investment of up to $1 million. This put option is a liability financial instrument measured at fair value through profit or loss. See note 4

2.
Call and Put Options:  one of compay's investee sellers has granted the company right to purchase all 0ption shares held by the respective seller as of the specified date through a call option. Additionally, the company has granted each seller a put option to sell all or a portion of their 0ption shares. The call and put options are financial instrument measured at fair value through profit or loss, presented on net basis. See note 4.